Property and Equipment, Net - Schedule of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Leasehold improvements	¥ 34,244		¥ 32,038
Others	11,002		10,603
Property and equipment, gross	232,120		184,877
Less: accumulated depreciation	(137,565)		(88,191)
Property and equipment, net	94,555	$ 14,491	96,686
Servers Computers and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 186,874		¥ 142,236